Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination
Business Combination

3.  Business Combination

On January 12, 2023, the Company completed the acquisition of Legacy Molekule pursuant to the Agreement and Plan of Merger dated as of October 3, 2022 by and among the Company, Air King Merger Sub Inc., a Delaware corporation and direct wholly owned subsidiary of the Company (“Merger Sub”) and Legacy Molekule (the “Molekule Merger”). Pursuant to the Merger Agreement, Merger Sub merged with and into Legacy Molekule, with Legacy Molekule continuing as the surviving entity and a wholly owned subsidiary of the Company. In connection with the closing of the Molekule Merger , the Company changed its name from AeroClean Technologies, Inc. to Molekule Group, Inc.

At the effective date of the Molekule Merger, the outstanding shares of Legacy Molekule common stock, par value $0.0001, that were issued and outstanding immediately prior to the effective time of the Molekule Merger (the “Legacy Molekule Common Stock”) (including shares of Legacy Molekule Common Stock resulting from the conversion of Legacy Molekule’s eligible preferred stock, but excluding dissenting shares and shares held in treasury), were converted automatically into, and the holders of such shares of Legacy Molekule Common Stock were entitled to receive, by virtue of the Molekule Merger and upon the terms and subject to the conditions set forth in the merger agreement, 14,907,210 fully paid and nonassessable shares of the Company’s common stock, which resulted in the Legacy Molekule stockholders in the aggregate, after taking into account the Company Common Stock underlying In-the-Money Company Warrants 23,608 (as defined in the merger agreement) and the grants of 500,380 RSUs by the Company to certain continuing Legacy Molekule employees that were deemed vested and outstanding as of immediately following the effective time of the Molekule Merger, holding 49.5% of the Outstanding Shares (as defined in the merger agreement). Immediately following the closing of the Molekule Merger, there were 30,427,750 shares of Company Common Stock outstanding, which does not include Company Common Stock that may be issued upon the vesting of RSUs.

Based on the Company’s preliminary purchase price allocation, the excess of the purchase price over the fair value of the identifiable assets acquired approximated $66 million, of which $46 million was allocated to identifiable intangible assets consisting of customer relationships (approximately $3 million), trade name (approximately $27 million), and developed technology (approximately $16 million) and $20 million was allocated to goodwill.

The merger was accounted for under FASB ASC 805, Business Combinations (“ASC 805”). The results of operations for Legacy Molekule are included in the accompanying condensed consolidated statements of operations from the date of acquisition. The valuation of certain assets, principally intangible assets including goodwill and identified intangible assets related to the acquisition, inventory and property plant and equipment is not yet complete, and as such, the Company has not yet finalized its allocation of the purchase price for the acquisition.

The following table summarizes the provisional amounts allocated to the estimated fair values of assets acquired and fair values of liabilities assumed in the Legacy Molekule acquisition in accordance with ASC 805:

Legacy Molekule
Cash and cash equivalents	$2,988,100
Accounts receivable	379,001
Inventories	26,816,725
Prepaid and other current assets	1,138,784
Property, Plant and Equipment	9,481,992
Goodwill	20,053,565
Intangible assets, net	45,890,000
Right of Use Asset	9,744,961
Other long-term assets	220,779
Accounts payable	(12,094,186)
Accrued expenses	(2,744,556)
Accrued sales tax	(513,560)
Notes payable	(36,341,332)
Right of Use - liability	(10,297,100)
Other current and non-current liabilities	(2,257,100)
Total consideration	$52,466,073

On a pro forma basis to give effect to the Molekule merger as if it occurred on January 1, 2022, revenues, net loss and loss per basic share for the three months ended March 31, 2023 and 2022 would have been as follows:

	March 31, 2023	March 31, 2022
	Pro forma	Pro forma
Revenues	$9,519,794	$12,616,816
Net loss	(11,449,924)	(10,506,030)
Loss per diluted share	(0.40)	(0.76)

14.	Business Combination

On October 1, 2022, the Company acquired GSI Technology, a company focused on deploying an analytics-based approach to indoor air quality by monitoring real-time air quality and work safety conditions in an innovative, integrated dashboard offering air quality, human capital and security for a purchase consideration of $350,000 in cash and the issuance of 88,104 shares of common stock, or $276,647 based on the fair value at closing. The full purchase price of $626,647 has been allocated to goodwill as the Company has determined that the fair value of assets acquired and liabilities assumed was zero. The transaction costs incurred in connection with this acquisition amounted to $87,865 and are included in the selling, general and administrative expenses.

The most valuable asset acquired was the assembled workforce (two founders) and subsumed as part of the transaction. The intent of acquiring GSI Technology was to support and drive the Company’s Public Sector and Enterprise IAQ sales and business development efforts. Historical revenues of GSI Technology were minimal and its customer base was not comprised of long-term contracts with high percentages of renewals to which value could be placed upon customer contracts. By the time the transaction closed, the Company had already concluded that GSIs underlying technology was still in alpha stage and unproven. Additionally, the

Company completed the merger with Molekule Inc. whereby that underlying technology would be the foundation of the Company prospectively. GSI Inc. hasn’t generated any revenue since acquisition.